Jointly controlled and Significant Influence - Investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Jointly Controlled by Banco Santander	R$ 628,040	R$ 590,219	R$ 595,230
Banco RCI Brasil S.A.	591,745	544,236	509,890
Norchem Participações e Consultoria S.A.			21,078
Estruturadora Brasileira de Projetos S.A. - EBP	1,257	1,273	3,889
Gestora de Inteligência de Crédito	13,522	28,680	47,744
Campo Grande Empreendimentos	255	255	255
Santander Auto S.A.	21,261	15,775	12,374
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)	593,002	504,766	454,280
Webmotors S.A.	359,092	316,597	296,216
Tecnologia Bancária S.A. - TECBAN	232,109	186,357	156,589
Hyundai Corretora de Seguros	1,260	1,044	934
PSA Corretora de Seguros e Serviços Ltda.	541	768	541
Jointly Controlled by Aymoré CFI	11,604
Solutions 4Fleet	11,604
Significant Influence of Banco Santander			21,252
Norchem Holding e Negócios S.A.			21,252
Total	R$ 1,232,646	R$ 1,094,985	R$ 1,070,762